Vanguard Target Retirement 2025 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (36.5%)
Vanguard Total Stock Market Index Fund Investor Shares	213,324,393	16,993,421

International Stock Fund (24.5%)
Vanguard Total International Stock Index Fund Investor Shares	640,521,918	11,439,722

U.S. Bond Fund (27.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	1,177,335,802	12,962,467

International Bond Fund (11.3%)
Vanguard Total International Bond Index Fund Investor Shares	466,985,631	5,281,608
Total Investment Companies (Cost $32,850,753)		46,677,218
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $29)	293	29
Total Investments (100.1%) (Cost $32,850,782)		46,677,247
Other Assets and Liabilities-Net (-0.1%)		(48,765)
Net Assets (100%)		46,628,482

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Target Retirement 2025 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				Dec. 31,
	2019		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	23,149	NA1	NA1	3	—	79	—	29
Vanguard Total
Bond Market II
Index Fund	12,038,750	1,160,306	160,000	9	(76,598)	81,352	—	12,962,467
Vanguard Total
International
Bond Index Fund	5,106,622	375,444	—	—	(200,458)	129,759	—	5,281,608
Vanguard Total
International
Stock Index Fund	10,791,314	126,120	311,033	(9,138)	842,459	126,120	—	11,439,722
Vanguard Total
Stock Market
Index Fund	16,219,435	124,981	700,868	173,688	1,176,185	88,002	—	16,993,421
Total	44,179,270	1,786,851	1,171,901	164,562	1,741,588	425,312	—	46,677,247

1 Not applicable—purchases and sales are for temporary cash investment purposes.